Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share
18.	Basic and Diluted Net Loss per Share
Basic and diluted net loss per share have been calculated in accordance with ASC 260, Earnings Per Share. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. The computation of earnings per share for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year Ended December 31,
	2019	2020	2021

	(US$ thousand)
Numerator:
Net loss	$(6,177)	$(3,115)	$(72,355)
Cumulative undeclared dividends on convertible redeemable preferred shares	(9,962)	(6,715)	—
Accretion on convertible redeemable preferred shares to redemption value (Note 1 3 )	(50,715)	(193,466)	—

Net loss attributable to Agora, Inc.’s ordinary shareholders - basic and diluted	(66,854)	(203,296)	(72,355)

Denominator:
Denominator for basic and diluted loss per share weighted-average ordinary shares outstanding	115,716,392	268,849,967	440,864,190

Basic and diluted loss per share	$(0.58)	$(0.76)	$(0.16)

(1)
Options exercisable for a minimal exercise price are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, a weighted average of 159,498 shares related to these options, for which the exercise price is zero dollars per share, are included in the denominator for the computation of basic loss per share for the year ended December 31, 2021.

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2019	2020	2021
Preferred shares - weighted average	167,855,481	86,731,855	—
Share options - weighted average	26,923,735	39,846,432	39,790,418
Restricted share - weighted average	5,154,272	479,275	204,129
Restricted share units - weighted average	—	32,870	471,680
VPP shares – weighted average	—	39,311	72,257